Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Expenses accrued for consolidated financial statement purposes, nondeductible for tax return purposes	$ 234	$ 326	$ 297
Net operating losses carried forward for federal income tax purposes	6,289	5,524	3,827
Total deferred tax assets	6,523	5,850	4,124
Valuation allowance	(6,337)
Total deferred tax assets	186	5,850	4,124
Tax depreciation in excess of book depreciation	186	240	418
Total deferred tax liabilities	186	240	418
Net deferred tax assets		$ 5,610	$ 3,706